Restricted Net Assets - Additional Information (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2013 Foreign Tax Authority [Member]	Dec. 31, 2013 Domestic Tax Authority [Member]
Restricted Net Assets [Line Items]
Percentage of after-tax profit to general reserve			10.00%	10.00%
Percentage of general reserve registered capital			50.00%	50.00%
Percentage of annual appropriations after-tax income	10.00%	10.00%
Amount of net assets restricted	$ 341,561	2,067,706